Share-based compensation reserve - Additional Information (Details) - EUR (€) € in Millions				1 Months Ended	12 Months Ended
	Jun. 17, 2020	Jun. 19, 2019	Jun. 14, 2018	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award				€ 0.1		€ (0.8)	€ (0.2)
Share based payment charge					€ 9.0	14.9	13.0
Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award					0.7
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge					€ 0.7
Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Shares paid for tax withholding for share based compensation	8,656	12,100	12,312		(14,700,000)
Share based payment charge					€ 0.6
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge					8.3
Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award					(0.7)	(0.8)	(0.8)
Share based payment charge					€ 9.0	€ 14.9	€ 13.0
Share based compensation reserve | Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Share based payment charge		€ 0.1	€ 0.2